RELATED PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS
Certain investments of the Plan are managed by Fidelity Investments, an affiliate of FWS and FMTC and, therefore, these transactions qualify as party-in-interest transactions. Certain administrative functions of the Plan are performed by officers or employees of the Company. No such officer or employee receives compensation from the Plan. Additionally, the Plan issues loans to participants, which are secured by the participant's account balances. These transactions qualify as party-in-interest transactions.

One of the investment fund options available to participants is capital stock of Kennametal, the Plan sponsor. The Plan held 465,657 and 514,587 shares of Kennametal capital stock, or $13,234,944 and $12,365,608 in Kennametal capital stock at December 31, 2025 and 2024, respectively. As a result, transactions related to this investment qualify as party-in-interest transactions.
Dividends received on Kennametal capital stock were $395,073 and $435,889 for 2025 and 2024, respectively. During 2025, the Plan purchased 26,134 shares of Kennametal capital stock for an aggregate cost of $2,674,739 and sold 92,372 shares of Kennametal capital stock for proceeds of $2,200,888. During 2024, the Plan purchased 50,256 shares of Kennametal capital stock for an aggregate cost of $391,223 and sold 138,020 shares of Kennametal capital stock for proceeds of $3,570,015.